UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6103

Investors Cash Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

Investors Cash Trust-Treasury Portfolio

	Principal Amount ($)	Value ($)

US Treasury Obligations 4.6%
US Treasury Bill, 4.96% *, 2/8/2007 (Cost $2,735,602)	2,750,000	2,735,602
Repurchase Agreements 95.3%
BNP Paribas, 4.85%, dated 12/29/2006, to be repurchased at $7,003,772 on 1/2/2007 (a)	7,000,000	7,000,000
BNP Paribas, 5.22%, dated 12/5/2006, to be repurchased at $5,549,445 on 2/5/2007 (b)	5,500,000	5,500,000
Citigroup Global Markets, Inc., 5.18%, dated 12/20/2005, to be repurchased at $3,012,950 on 1/19/2007 (c)	3,000,000	3,000,000

Credit Suisse First Boston LLC, 4.95%, dated 12/29/2006, to be repurchased at $6,003,300 on 1/2/2007 (d)	6,000,000	6,000,000
Credit Suisse First Boston LLC, 5.2%, dated 12/20/2006, to be repurchased at $6,050,267 on 2/16/2007 (e)	6,000,000	6,000,000
JPMorgan Securities, Inc., 4.9%, dated 12/29/2006, to be repurchased at $12,006,533 on 1/2/2007 (f)	12,000,000	12,000,000
Merrill Lynch Government Security., Inc., 5.2%, dated 12/12/2006, to be repurchased at $4,522,750 on 1/16/2007 (g)	4,500,000	4,500,000
Morgan Stanley & Co., Inc., 4.8%, dated 12/29/2006, to be repurchased at $3,001,600 on 1/2/2007 (h)	3,000,000	3,000,000
State Street Bank and Trust Co., 4.4%, dated 12/29/2006, to be repurchased at $16,008 on 1/2/2007 (i)	16,000	16,000
The Goldman Sachs Co., Inc., 5.25%, dated 10/25/2006, to be repurchased at $10,109,375 on 1/8/2007 (j)	10,000,000	10,000,000

Total Repurchase Agreements (Cost $57,016,000)		57,016,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 59,751,602)	99.9	59,751,602
Other Assets and Liabilities, Net	0.1	42,105

Net Assets	100.0	59,793,707

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $5,166,000 US Treasury Inflation Indexed Bond, 3.375%, maturing on 4/15/2032 with a value of $7,140,073.
(b)	Collateralized by $5,346,000 US Treasury Inflation Indexed Note, 2.0%, maturing on 7/15/2014 with a value of $5,610,184.
(c)	Collateralized by $8,247,000 US Treasury STRIPS, maturing on 11/15/2026 with a value of $3,120,170.
(d)	Collateralized by $6,695,000 US Treasury STRIPS, maturing on 11/15/2008 with a value of $6,124,452.
(e)	Collateralized by $8,075,000 US Treasury STRIPS, with various maturities of 11/15/2008-5/15/2014 with a value of $6,120,196.
(f)	Collateralized by $27,198,000 US Treasury STRIPS, with various maturities of 2/15/2023-8/15/2023 with a value of $12,241,022.
(g)	Collateralized by $14,140,000 US Treasury STRIPS, maturing on 5/15/2030 with a value of $4,591,258.
(h)	Collateralized by $3,052,000 US Treasury Note, 4.375%, maturing on 5/15/2007 with a value of $3,060,447.
(i)	Collateralized by $20,000 US Treasury Note, 6.125%, maturing on 8/15/2007 with a value of $20,578.
(j)	Collateralized by $10,545,000 US Treasury Note, 3.625%, maturing on 6/15/2010 with a value of $10,200,508.
STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007